General	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
GENERAL
NOTE 1:	GENERAL

Sapiens International Corporation N.V. (“Sapiens”) and its subsidiaries (collectively, the “Company”), a member of the Formula Systems (1985) Ltd. Group, is a global provider of software solutions for the insurance industry, with an emerging focus on the broader financial services sector. The Company’s offerings include policy administration, billing and claims; underwriting, illustration and electronic application; reinsurance; and decision management software. Sapiens’ digital suite features customer and agent portals, and an advanced analytics solution.

Sapiens global services include program management, project delivery and implementation of the Company’ software solutions, business services and managed services.

The Company operates in North America, Europe, Asia Pacific and South Africa.

In March 2020, the World Health Organization categorized the novel coronavirus (“COVID-19”) as a pandemic. The COVID-19 pandemic has rapidly changed market and economic conditions globally, impacting the Company's customers, employees, as well the Company' s business results of operations, although the COVID-19 has not had a material negative impact on the Company's business to date. The Company remains focused on protecting the health and wellbeing of its employees and the communities in which it operates, while assuring the continuity of the Company's business operations.